UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Modern Capital Advisors, LLC
Address:          45 Rockefeller Plaza, 31st Floor
                  New York, New York 10111


Form 13F File Number: 028-13427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dennis J. Mykytyn
Title:            Managing Member
Phone:            (212) 531-5600

Signature, Place, and Date of Signing:

     /s/ Dennis J. Mykytyn     New York, New York          August 14, 2009
     ---------------------     ------------------          ---------------
         [Signature]             [City, State]                 [Date]

Positions previously managed by Modern Capital Advisors, LLC are now managed by Modern Capital Management, LLC.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0 (thousands)


List of Other Included Managers:

   None.


                                                            FORM 13F INFORMATION TABLE



    NAME OF ISSUER                 TITLE OF      CUSIP       VALUE    SHARES OR  SH/   PUT/  INVESTMENT OTHER    VOTING AUTHORITY
                                   CLASS                     (X$1000) PRN AMT    PRN   CALL  DSCRETN    MANAGERS
